Borrowings - Additional Information (Detail) - EUR (€) € in Thousands				12 Months Ended
	Dec. 02, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Notional amount				€ 120,000
Borrowing costs incurred				517	€ 1,291	€ 7,356
Increase (decrease) through other changes, liabilities arising from financing activities				10,002	6,804
Borrowing costs recognised as expense				14,674	11,015
Interest expense on borrowings				5,469	4,211
Increase (decrease) through net exchange differences				€ 798	€ 0
Senior debt [member]
Statements [Line Items]
Percentage of commitment fee per year equal to the applicable margin				35.00%
Commitment fee rate				1.75%	5.00%
Line of credit facility drawn amount	€ 14,452	€ 5,660	€ 24,203	€ 44,315	€ 37,345	€ 38,339
Increase (decrease) through other changes, liabilities arising from financing activities				€ 1,041	€ (725)